FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2024
Disclosure Of Fair Value Of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Management has assessed that the fair values of cash and cash equivalents, pledged deposits, time deposits, financial assets included in prepayments, other receivables and other assets, trade receivables, trade payables and financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.
At September 30, 2024, the Company analyzed the movements in the values of financial instruments and determined the major inputs applied in the valuation, if any.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following table illustrates the fair value measurement hierarchy of the Company’s financial instruments:
Asset measured at fair value:
As at September 30, 2024 (Unaudited)

Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	—	—	—	—
As at December 31, 2023

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	663	—	—	663
The Company's financial assets at fair value through profit or loss consists of money market funds.
During the nine months ended September 30, 2024, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities.